Share Based Compensation - Summary of Share Option Activity Under Option Plans (Details) - 2018 Share Incentive Plan - USD ($)	12 Months Ended		24 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of options, Beginning balance	1,022,000
Number of options, Granted	0		1,829,000
Number of options, Forfeited	(14,000)
Number of options, Expired	(17,000)
Number of options, Ending balance	991,000	1,022,000	991,000
Number of options, Vested and expected to vest	991,000		991,000
Number of options, Exercisable	497,750		497,750
Weighted average exercise price, Beginning balance	$ 12.28
Weighted average exercise price, Forfeited	12.57
Weighted average exercise price, Expired	12.00
Weighted average exercise price, Ending balance	12.27	$ 12.28	$ 12.27
Weighted average exercise price, Vested and expected to vest	12.27		12.27
Weighted average exercise price, Exercisable	$ 12.27		$ 12.27
Weighted average remaining contractual life, Outstanding	3 years 1 month 17 days	3 years 11 months 15 days
Weighted average remaining contractual life, Vested and expected to vest	3 years 1 month 17 days
Weighted average remaining contractual life, Exercisable	3 years 1 month 17 days
Aggregate intrinsic value, Outstanding	$ 1,257,200		$ 1,257,200
Aggregate intrinsic value, Vested and expected to vest	1,257,200		1,257,200
Aggregate intrinsic value, Exercisable	$ 631,750		$ 631,750